As filed with the U.S. Securities and Exchange Commission on January 30, 2026

Securities Act File No. 333-162441

Investment Company Act File No. 811-22338

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.
Post-Effective Amendment No. 231	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 232

LEGG MASON GLOBAL ASSET MANAGEMENT TRUST*

(Exact Name of Registrant as Specified in Charter)

100 International Drive

Baltimore, Maryland 21202

(Address of Principal Executive Offices) (Zip Code)

Registrant’s telephone number, including area code: 877-6LM-FUND/656-3863

Name and address of agent for service:	Copy to:

Marc De Oliveira	Toby R. Serkin, Esq.
Legg Mason Global Asset Management Trust	Morgan, Lewis & Bockius LLP
100 First Stamford Place	One Federal Street
Stamford, Connecticut 06902	Boston, Massachusetts 02110

Continuous

(Approximate Date of Proposed Offering)

It is proposed that this filing will become effective:

☐	immediately upon filing pursuant to paragraph (b)
☒	on March 1, 2026_ pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on ______________ pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on ______________ pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

*	This filing relates solely to BrandywineGLOBAL – Multi-Sector Opportunities Fund.

PART A, PART B AND PART C

Pursuant to Rule 485(b)(1)(iii) of the Securities Act of 1933, this Post-Effective Amendment No. 231 to the Registration Statement, relating only to the BrandywineGLOBAL – Multi-Sector Opportunities Fund, a series of the Registrant (the “Fund”), is being filed for the sole purpose of designating March 1, 2026 as the new date upon which Post-Effective Amendment No. 229, as filed on December 2, 2025 (Accession # 0001193125-25-304714), (“PEA 229”) shall become effective.

Accordingly, the Part A - Prospectus, Part B - Statement of Additional Information and Part C of BrandywineGLOBAL - Multi-Sector Opportunities Fund, as filed in PEA 229, are incorporated herein by reference in their entirety into this filing.

SIGNATURE

Pursuant to the requirements of the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, and has duly caused the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Baltimore, State of Maryland on the 30th day of January, 2026.

LEGG MASON GLOBAL ASSET MANAGEMENT TRUST, on behalf of its series:

BrandywineGLOBAL – Multi-Sector Opportunities Fund

By:	/s/ Jane E. Trust
Jane E. Trust President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated: below on this 30th day of January 2026.

Signature	Title

/s/ Jane E. Trust	President, Chief Executive Officer and Trustee
Jane E. Trust

/s/ Christopher Berarducci	Treasurer and Principal Financial Officer
Christopher Berarducci

/s/ Andrew L. Breech*	Trustee
Andrew L. Breech

/s/ Stephen R. Gross*	Trustee
Stephen R. Gross

/s/ Susan Heilbron*	Trustee
Susan Heilbron

/s/ Arnold L. Lehman*	Trustee
Arnold L. Lehman

/s/ Robin J.W. Masters*	Trustee
Robin J.W. Masters

/s/ G. Peter O’Brien*	Trustee
G. Peter O’Brien

/s/ Thomas F. Schlafly*	Trustee
Thomas F. Schlafly

*By:	/s/ Jane E. Trust
Jane E. Trust, as Agent

*	Attorney in Fact, pursuant to Power of Attorney.